10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of transactions with related parties (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Amounts paid or payable		$ 274,213	$ 26,685	$ 129,505
Option based payment		545,662	75,426	66,419
Owed at year end		19,198	2,691	2,678
Director for Investor Relations
Amounts paid or payable		231,000	0	62,000
Option based payment		545,662	0	0
Owed at year end		16,980	1,195	1,378
Consulting (a)
Amounts paid or payable	[1]	0	0	28,000
Option based payment	[1]	0	0	0
Owed at year end	[1]	0	0	0
Consulting (b)
Amounts paid or payable	[2]	900	1,125	900
Option based payment	[2]	0	0	0
Owed at year end	[2]	0	0	0
To an officer of the company (c)
Amounts paid or payable	[3]	42,313	25,560	38,605
Option based payment	[3]	0	75,426	66,419
Owed at year end	[3]	$ 2,218	$ 1,496	$ 1,300

[1]	fees for project management services which have been capitalized to subcontracts on the Morrison claims and option based payments and other services which have been allocated to operating expenses as consulting fees.
[2]	fees for services which have been allocated to operating expenses as consulting fees.
[3]	for accounting and management services.